SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - Share options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance | shares	2,689,647
Number of Share Options, Expired | shares	(394,014)
Number of Share Options, Ending Balance | shares	2,295,633
Number of Share Options, Fully vested and exercisable | shares	2,295,633
Weighted-Average Exercise Price, Beginning Balance | $ / shares	$ 5.93
Weighted-Average Exercise Price, Forfeited | $ / shares	7.15
Weighted-Average Exercise Price, Ending Balance | $ / shares	5.72
Weighted-Average Exercise Price, Fully vested and exercisable | $ / shares	$ 5.72
Weighted-Average Remaining Contractual Term, Outstanding	4 years 5 months 4 days
Weighted-Average Remaining Contractual Term, Fully vested and exercisable	4 years 5 months 4 days
Aggregate Intrinsic Value, Outstanding | $	$ 0
Aggregate Intrinsic Value, Fully vested and exercisable | $	$ 0
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance | shares	5,451,327
Number of Share Options, Granted | shares	1,815,498
Number of Share Options, Forfeited | shares	(76,167)
Number of Share Options, Ending Balance | shares	7,190,658
Number of Share Options, Fully vested and expected to vest | shares	7,190,658
Number of Share Options, Exercisable | shares	4,387,266
Weighted-Average Exercise Price, Beginning Balance | $ / shares	$ 2.52
Weighted-Average Exercise Price, Granted | $ / shares	2.52
Weighted-Average Exercise Price, Forfeited | $ / shares	2.47
Weighted-Average Exercise Price, Ending Balance | $ / shares	2.52
Weighted-Average Exercise Price, Fully vested and expected to vest | $ / shares	2.52
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 2.49
Weighted-Average Remaining Contractual Term, Outstanding	7 years 9 months 14 days
Weighted-Average Remaining Contractual Term, Fully vested and expected to vest	7 years 9 months 14 days
Weighted-Average Remaining Contractual Term, Exercisable	7 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding | $	$ 0
Aggregate Intrinsic Value, Fully vested and expected to vest | $	0
Aggregate Intrinsic Value, Exercisable | $	$ 0